Property, Equipment and Software, net (Tables)	9 Months Ended
Sep. 30, 2014
Property, Equipment and Software

Property, equipment and software consist of the following (in thousands):

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Internally developed software	$358	$4,188	$12,364
Computer equipment	1,104	4,019	7,610
Leasehold improvements	33	2,700	4,488
Construction in progress	35	1,978	126
Purchased software	453	913	2,829
Furniture and fixtures	65	836	2,244
Other	21	26	—

Total property and equipment	2,069	14,660	29,661
Accumulated depreciation and amortization	(491)	(2,065)	(5,975)

Property, equipment and software, net	$1,578	$12,595	$23,686